Memorandum items - Schedule of contingent commitments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 279,589	€ 274,075	€ 262,737
Loan commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	406	653	615
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	15,435	12,856	10,758
Financial guarantees granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	578	521	188
Financial guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	15,400	12,813	10,715
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	35	43	43
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	113,273	92,672	75,733
Other commitments granted | Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	542	608	781
Technical guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	57,363	50,508	40,158
Other
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 55,910	€ 42,164	€ 35,575